Note 5 - Current Assets Short-term investments Non-current Assets Debt Securities, Held to Maturity, and Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Current Assets: Short-term investments / Non-current Assets: Debt Securities, Held to Maturity, and Other Non-Current Assets [Abstract]
Other Assets Disclosure [Text Block]
5. Current Assets: Short-term investments / Non-current Assets: Debt Securities, Held to Maturity, and Other Non-Current Assets:

In 2014, Zim Integrated Services (“Zim”) agreed with its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, to restructure its debt. Based on this agreement, the Company received Zim shares representing approximately 1.2% of the outstanding Zim shares immediately after the restructuring and $8,229 aggregate principal amount of unsecured interest-bearing Zim notes maturing in 2023 consisting of $1,452 of 3.0% Series 1 Notes due 2023 amortizing subject to available cash flows in accordance with a corporate mechanism and $6,777 of 5.0% Series 2 Notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterly in cash and 2% interest is accrued quarterly with deferred cash payment on maturity) in exchange for amounts owed by Zim to the Company under their charter agreements. The Company calculated the fair value of the instruments received from Zim based on the agreement discussed above, available information on Zim and other similar contracts with similar terms, maturities and interest rates, and recorded at fair value of $676 in relation to the Series 1 Notes, $3,567 in relation to the Series 2 Notes and $7,802 in relation to its equity participation in Zim. The difference between the aggregate fair value of the debt and equity securities received from Zim and the then net carrying value of the amounts due from Zim of $2,888 was written-off in 2014.

The Company accounted on a quarterly basis, for the unwinding of the interest on the Series 1 and Series 2 Notes. During the year ended December 31, 2021, the Company recorded $458 in relation to their unwinding, which is included in “Interest income” in the 2021 consolidated statement of operations. The Company had classified such debt securities under Debt securities, held to maturity, since it had no intention to sell the securities in the near term. During the year ended December 31, 2016, the Company received $46 capital redemption of the Series 1 Notes, reducing the principal to $1,406. Additionally, on March 22, 2021, the Company received $394 capital redemption of the Series 1 Notes, reducing the principal to $1,012, as of that date. Furthermore, in June 2021, the Company received $7,789 capital redemption of the Series 1 and 2 Notes, in aggregate, and the outstanding balance at the date of the capital redemption of $6,774, net of accumulated provision for Credit losses of $569 calculated as of December 31, 2020, following the provisions of “ASC 326 Financial Instruments — Credit Losses”, was fully settled. As a result of the full redemption of the Series 1 and Series 2 Notes, the Company recorded a gain of $1,015, which is included in Other, net, in the accompanying 2021 consolidated statement of operations. The Series 1 and Series 2 Zim Notes were carried at amortized cost. These financial instruments were not measured at fair value on a recurring basis. The Company assessed the provisions of “ASC 326 Financial Instruments — Credit Losses” in relation to its Series 1 and Series 2 Notes securities and a Credit loss provision of $245 was calculated as of March 31, 2021 and as result a gain of $324 is included in Other, net in the 2021 consolidated statement of operations. The remaining securities were fully redeemed in June 2021.

On January 28, 2021, Zim completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Since then, the Company classified the equity securities of Zim that it owned at Fair Value through Net Income as the Company did not have the ability to exercise significant influence on matters at Zim, and there is readily available fair value for these securities. The Company recorded the subsequent changes in fair value in the consolidated statements of operations based on the closing price of Zim ordinary shares on the New York Stock Exchange (“NYSE”) on each reporting date (Level 1 inputs of the fair value hierarchy). In September 2021, the Company received a special dividend amounting to $1,833, which is separately reflected in Dividend income in the accompanying 2021 consolidated statement of operations. During the year ended December 31, 2021, the Company sold its 1,221,800 ordinary shares of Zim and recorded a gain of $60,161, which is separately reflected in Gain on sale of equity securities in the 2021 consolidated statement of operations. As of December 31, 2021, the Company did not hold any Zim securities.

As of December 31, 2023, the Company holds one zero-coupon U.S. treasury bill (the “Bill”) with an aggregate face value of $17,605 at a cost of $17,373.